UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/17 (Unaudited)

CORPORATE BONDS AND NOTES (88.6%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24		$115,000	$120,319

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		1,130,000	1,159,663

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		945,000	993,431

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		595,000	620,288

			2,893,701
Automotive (1.1%)

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)		1,075,000	1,113,969

General Motors Co. sr. unsec. notes 5.20%, 4/1/45		280,000	281,754

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		885,000	881,000

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22		545,000	552,748

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)		750,000	740,625

IHO Verwaltungs GmbH 144A sr. notes 4.50%, 9/15/23 (Germany)(PIK)		535,000	532,325

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24		315,000	334,294

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21		1,764,000	1,781,640

			6,218,355
Broadcasting (2.3%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		340,000	362,950

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		730,000	735,475

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		2,255,000	2,335,323

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		1,160,000	1,176,321

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		1,010,000	882,488

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		1,120,000	1,145,200

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		2,515,000	2,587,306

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		470,000	500,550

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		255,000	250,538

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		1,340,000	1,368,475

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		1,510,000	1,489,238

			12,833,864
Building materials (0.7%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		710,000	743,725

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		1,020,000	1,053,150

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		250,000	265,625

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		980,000	1,007,342

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27		715,000	729,300

			3,799,142
Cable television (5.3%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)		1,775,000	1,888,156

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)		200,000	209,500

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		470,000	519,350

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		1,105,000	1,147,819

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		695,000	737,569

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		1,645,000	1,764,263

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		1,165,000	1,246,550

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		1,400,000	1,452,500

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25		565,000	625,738

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		2,370,000	2,394,458

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		600,000	610,692

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		3,285,000	3,305,531

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		300,000	329,250

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		2,450,000	2,835,875

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		660,000	702,900

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25		620,000	747,100

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		255,000	271,256

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		1,120,000	1,160,600

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		2,260,000	2,339,100

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)		440,000	446,050

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)		1,420,000	1,501,650

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		1,393,000	1,466,133

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6.375%, 4/15/23 (United Kingdom)		740,000	774,225

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19		750,000	791,250

			29,267,515
Capital goods (7.2%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		1,750,000	1,789,375

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24		995,000	1,011,169

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.375%, 9/15/24		555,000	561,938

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		1,960,000	2,136,400

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)		830,000	852,825

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		975,000	1,018,570

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22		560,000	577,500

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		1,790,000	1,796,713

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22		465,000	492,319

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23		995,000	1,024,850

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		1,320,000	1,458,600

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		1,755,000	1,921,725

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		780,000	895,050

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		3,115,000	3,138,363

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		1,875,000	1,973,813

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		1,768,000	2,288,324

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24		2,675,000	3,092,969

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		1,960,000	1,960,000

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22		1,195,000	1,224,875

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		1,027,000	1,062,945

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22		595,000	619,544

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.523%, 7/15/21		280,000	287,350

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		840,000	903,525

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		842,000	879,890

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		455,000	456,138

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23		2,370,000	2,547,750

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		730,000	737,300

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		195,000	200,363

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		375,000	383,906

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25		1,525,000	1,570,750

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22		855,000	888,131

			39,752,970
Chemicals (3.3%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		640,000	675,200

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)		1,100,000	1,100,000

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		1,320,000	1,346,400

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		1,210,000	1,442,925

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		1,095,000	1,189,444

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		845,000	896,756

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		1,465,000	1,432,038

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		2,350,000	2,666,780

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22		1,135,000	1,191,750

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		874,000	989,805

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21		175,000	196,656

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22		320,000	345,600

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20		445,000	452,788

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22		620,000	647,900

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		1,000,000	1,047,500

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		2,483,000	2,638,188

			18,259,730
Commercial and consumer services (0.4%)

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		445,000	456,125

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)		340,000	349,775

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		1,220,000	1,241,350

			2,047,250
Construction (2.8%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		1,685,000	1,821,906

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		1,685,000	1,735,550

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23		1,982,000	2,299,120

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		1,135,000	1,167,631

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)		1,145,000	1,246,619

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		1,025,000	1,064,719

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)		300,000	314,250

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		245,000	252,350

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		650,000	680,875

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		1,160,000	1,226,700

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		800,000	846,000

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		1,060,000	1,126,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		2,150,000	2,074,750

			15,856,720
Consumer (0.3%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		805,000	855,313

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		90,000	95,400

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		670,000	712,947

			1,663,660
Consumer staples (4.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)		1,900,000	1,981,320

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		575,000	592,250

Ashtead Capital, Inc. 144A company guaranty notes 5.625%, 10/1/24		420,000	444,150

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19		820,000	836,400

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		1,380,000	1,452,450

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		3,415,000	3,577,213

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22		1,430,000	1,626,968

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		1,100,000	1,146,750

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		835,000	697,225

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		920,000	951,050

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		920,000	944,472

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		1,130,000	1,147,515

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		275,000	279,813

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		680,000	707,200

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		670,000	688,425

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21		1,385,000	1,426,550

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		510,000	524,025

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		1,765,000	1,778,238

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		1,585,000	1,679,545

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)		284,398	285,820

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22		675,000	735,750

			23,503,129
Energy (oil field) (0.1%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		475,000	438,188

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		1,085,000	109

			438,297
Energy (other) (0.1%)

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)		639,000	338,670

			338,670
Entertainment (1.7%)

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26		380,000	387,600

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		555,000	580,669

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		965,000	999,981

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		835,000	860,050

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		655,000	671,375

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		1,315,000	1,380,750

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		500,000	523,125

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		530,000	528,675

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25		980,000	1,009,400

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		505,000	527,725

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21		2,000,000	2,056,000

			9,525,350
Financials (8.0%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		1,115,000	1,109,425

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		1,020,000	1,076,100

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		2,905,000	3,573,150

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		1,405,000	1,484,031

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		1,265,000	1,631,850

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)		800,000	845,000

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		635,000	693,534

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		2,630,000	2,787,800

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		575,000	609,500

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20		1,645,000	1,486,669

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		1,195,000	1,230,850

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		760,000	879,016

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		625,000	644,531

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		1,030,000	1,042,875

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		1,125,000	1,140,469

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20		850,000	505,750

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		1,155,000	1,360,013

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		635,000	640,556

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		315,000	317,363

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		1,445,000	1,528,088

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		215,000	223,602

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		905,000	924,168

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24		665,000	689,938

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22		645,000	665,963

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		74,000	64,565

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		395,000	456,225

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)	GBP	370,000	822,397

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		$450,000	477,590

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24		450,000	475,875

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		1,910,000	1,952,975

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22		1,165,000	1,199,390

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		555,000	581,018

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		745,000	778,525

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21		1,709,000	1,736,771

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		2,535,000	2,946,938

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		460,000	458,207

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		420,000	461,475

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		395,000	397,469

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20		958,000	958,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		1,170,000	1,095,413

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		1,080,000	1,117,800

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21		1,265,000	1,291,881

			44,362,755
Forest products and packaging (2.3%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		2,125,000	2,172,813

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)		1,445,000	1,426,938

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		1,680,000	1,717,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		1,215,000	1,224,113

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		2,005,000	2,150,363

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)		275,000	280,500

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		1,085,000	1,147,930

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		135,000	148,500

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33		865,000	938,525

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		1,225,000	1,482,250

			12,689,732
Gaming and lottery (3.3%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		915,000	988,200

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		365,000	394,656

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		1,805,000	1,917,813

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	2,015,000	1,577,774

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21		$1,120,000	1,156,400

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		2,070,000	2,225,250

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		1,970,000	2,043,875

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		375,000	385,313

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		755,000	757,831

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		1,440,000	1,470,600

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		3,720,000	3,947,850

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20		470,000	445,325

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		1,135,000	1,207,356

			18,518,243
Health care (7.1%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21		1,675,000	1,716,875

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22		860,000	866,450

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		1,335,000	1,288,275

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		1,145,000	1,242,325

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21		355,000	373,638

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		305,000	313,769

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		1,125,000	1,165,781

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		2,630,000	2,307,825

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)		1,645,000	641,550

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)		200,000	176,000

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)		802,000	850,621

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		950,000	850,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		1,995,000	1,835,400

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		1,625,000	1,681,875

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		1,015,000	1,072,094

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		2,110,000	2,315,725

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		410,000	473,550

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25		685,000	716,681

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		1,130,000	1,216,163

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		555,000	622,988

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		1,165,000	1,083,450

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		790,000	817,650

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		1,095,000	1,131,099

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		2,195,000	1,959,038

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22		1,675,000	1,735,719

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24		1,835,000	1,943,999

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		745,000	761,763

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20		1,325,000	1,341,563

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18		215,000	227,900

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20		340,000	346,800

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		2,115,000	2,241,900

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		1,225,000	975,406

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		1,585,000	1,289,794

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		135,000	113,738

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		640,000	516,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		1,295,000	1,160,644

			39,374,298
Homebuilding (2.1%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		980,000	1,008,812

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		935,000	954,542

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21		1,155,000	1,267,613

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		585,000	627,413

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21		2,030,000	2,134,038

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		480,000	493,680

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21		155,000	161,394

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		270,000	282,150

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)		1,417,000	1,455,968

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		1,530,000	1,721,250

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		210,000	217,875

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23		580,000	571,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21		120,000	123,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24		710,000	733,075

			11,752,110
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26		575,000	564,938

			564,938
Lodging/Tourism (1.3%)

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22		1,580,000	1,710,350

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		1,655,000	1,746,025

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		1,225,000	1,298,500

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20		235,000	247,338

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		310,000	342,550

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21		1,975,000	1,994,750

			7,339,513
Media (0.8%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24		1,215,000	1,333,463

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		605,000	609,538

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)		850,000	884,000

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		795,000	818,850

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		860,000	879,350

			4,525,201
Metals (4.4%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19		1,180,000	1,302,637

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		190,000	190,838

ArcelorMittal SA sr. unsec. unsub. bonds 10.60%, 6/1/19 (France)		615,000	724,931

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		710,000	801,413

ArcelorMittal SA sr. unsec. unsub. notes 7.75%, 10/15/39 (France)		480,000	559,200

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)		325,000	307,938

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)		550,000	547,250

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)		725,000	749,469

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)		475,000	489,844

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)		501,000	518,535

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)		1,301,000	1,333,525

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)		395,000	366,856

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)		605,000	629,200

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)		1,095,000	1,155,225

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23		300,000	321,000

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		985,000	1,076,113

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		980,000	1,092,700

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)		855,000	869,963

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		420,000	425,250

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		1,935,000	1,990,631

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		1,360,000	1,438,200

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22		1,870,000	1,954,150

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		665,000	707,427

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26		375,000	387,615

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		465,000	483,019

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		410,000	399,668

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		160,000	186,800

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)		240,000	266,700

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21		1,777,000	1,790,328

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		1,160,000	1,310,800

			24,377,225
Oil and gas (12.3%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24		1,905,000	2,014,538

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		595,000	602,438

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		600,000	603,000

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		1,064,000	1,087,940

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		785,000	718,220

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		180,000	165,375

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		670,000	567,825

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		2,244,000	1,918,620

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		2,225,000	2,513,796

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)		500,000	447,263

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25		2,325,000	2,458,688

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		420,000	382,200

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		1,457,000	1,540,778

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		665,000	660,013

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23		1,416,000	1,469,100

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25		560,000	568,400

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22		947,000	980,145

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		705,000	653,006

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		1,530,000	1,560,600

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		835,000	818,300

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		595,000	522,113

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		840,000	749,700

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		1,291,000	1,391,053

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31		1,045,000	1,367,480

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25		1,625,000	1,681,875

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24		455,000	456,138

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23		1,290,000	1,401,263

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7.75%, 9/1/22		180,000	156,600

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		3,001,000	2,933,478

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		1,130,000	1,101,750

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		795,000	842,700

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22		245,000	287,263

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		645,000	758,828

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		1,595,000	1,674,750

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22		2,295,000	2,375,325

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22		310,000	312,325

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		635,000	571,500

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)		365,000	373,213

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		230,000	204,125

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		345,000	337,238

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24		1,180,000	1,263,190

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		1,515,000	1,617,263

Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24		1,088,000	1,164,160

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		805,000	839,213

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21		460,000	468,050

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		730,000	740,950

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		1,297,000	1,319,295

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 8/15/25		465,000	469,650

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25		375,000	380,625

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)		40,000	39,600

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		480,000	519,600

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		1,885,000	1,946,263

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		645,000	628,875

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		405,000	397,913

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		1,060,000	1,122,275

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)		850,000	897,813

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(NON)(F)		910,000	91

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		1,020,000	1,042,950

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		860,000	806,250

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		650,000	661,375

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		1,110,000	1,118,325

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27		670,000	698,475

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25		335,000	348,400

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25		375,000	395,156

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)		680,000	200,600

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		309,000	307,455

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		955,000	963,356

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		440,000	564,850

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21		335,000	386,925

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		968,000	1,144,660

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		825,000	852,034

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		345,000	386,400

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		1,735,000	1,869,463

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		1,255,000	1,281,669

			68,072,131
Regional Bells (0.5%)

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		555,000	557,775

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		1,630,000	1,694,678

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20		330,000	349,800

			2,602,253
Retail (1.9%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21		985,000	439,556

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19		1,070,000	1,139,550

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20		240,000	236,626

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23		270,000	270,506

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		1,295,000	1,227,013

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21		100,000	110,000

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22		620,000	653,325

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		1,230,000	984,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		755,000	434,125

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21		1,080,000	677,700

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		1,770,000	1,836,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		650,000	645,580

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		790,000	801,850

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		1,005,000	952,238

			10,408,444
Technology (4.8%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)		2,770,000	2,209,075

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		1,875,000	2,006,250

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		3,055,000	3,375,518

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		1,365,000	1,475,128

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21		210,000	222,209

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		1,620,000	1,741,500

First Data Corp. 144A notes 5.75%, 1/15/24		1,275,000	1,321,219

First Data Corp. 144A sr. notes 5.375%, 8/15/23		1,135,000	1,180,400

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		1,275,000	1,343,531

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		2,160,000	2,219,400

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		1,635,000	1,700,400

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)		1,620,000	1,714,608

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22		1,525,000	1,591,719

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		1,430,000	1,455,754

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		1,855,000	2,114,700

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22		1,055,000	1,141,616

			26,813,027
Telecommunications (3.1%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)		605,000	638,275

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)		655,000	689,388

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)		960,000	848,400

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)		2,185,000	1,999,275

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		580,000	530,700

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		55,000	30,938

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)		440,000	237,600

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		1,905,000	2,031,206

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		370,000	399,138

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		1,035,000	1,132,031

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		3,430,000	3,815,875

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		2,380,000	2,594,200

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21		940,000	943,525

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22		1,485,000	1,421,888

			17,312,439
Telephone (1.4%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		1,450,000	1,540,625

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		1,300,000	1,397,474

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21		1,167,000	1,203,469

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		2,195,000	2,321,213

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		1,245,000	1,132,950

			7,595,731
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		715,000	708,744

			708,744
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		1,495,000	1,483,788

			1,483,788
Transportation (0.7%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		1,725,000	1,681,875

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		2,080,000	2,178,800

			3,860,675
Utilities and power (4.1%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20		520,000	599,300

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		2,050,000	2,075,583

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		660,000	656,700

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		1,112,000	1,251,000

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26		565,000	639,699

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		2,080,000	2,059,200

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22		605,000	634,494

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		370,000	389,888

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		1,185,000	1,263,928

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		855,000	840,038

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19		410,000	422,300

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		2,039,000	1,937,050

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20		992,000	1,114,760

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		600,000	645,000

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31		740,000	662,300

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21		395,000	359,450

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20		550,000	404,250

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22		430,000	448,813

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		845,000	869,294

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21		698,000	724,175

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27		1,230,000	1,208,475

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22		890,000	987,014

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23		1,110,000	1,150,238

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		1,515,000	1,541,513

			22,884,462

Total corporate bonds and notes (cost $478,873,648)			$491,644,062

SENIOR LOANS (5.8%)(a)(c)
		Principal amount	Value

Basic materials (0.6%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B, 5.00%, 1/6/22		$885,000	$895,302

New Arclin US Holding Corp. bank term loan FRN 9.75%, 2/14/25		220,000	221,100

Solenis International LP bank term loan FRN 7.75%, 7/31/22		935,000	922,845

Solenis International LP bank term loan FRN 4.25%, 7/31/21		1,096,695	1,098,922

Zekelman Industries, Inc. bank term loan FRN Ser. B, 6.00%, 6/14/21		557,200	560,915

			3,699,084
Capital goods (0.3%)

Cortes NP Intermediate Holding II Corp. bank term loan FRN Ser. B, 6.029%, 11/30/23		537,058	540,415

Gates Global, LLC/Gates Global Co. bank term loan FRN 4.25%, 7/6/21		527,907	528,072

Harsco Corp. bank term loan FRN Ser. B, 6.00%, 11/2/23		445,000	453,344

			1,521,831
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21		990,000	1,000,829

			1,000,829
Consumer cyclicals (2.7%)

Academy, Ltd. bank term loan FRN Ser. B, 5.02%, 7/2/22		1,500,405	1,185,320

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.50%, 3/1/18 (In default)(NON)		1,716,941	1,944,436

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21		2,828,421	2,847,866

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20		434,807	437,253

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19		1,618,988	1,423,698

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.528%, 1/30/19		1,534,000	1,327,869

J Crew Group, Inc. bank term loan FRN Ser. B, 4.00%, 3/5/21		1,285,177	732,551

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20		2,261,297	2,273,546

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20		202,907	163,290

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21		459,703	390,747

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20		913,328	821,995

VGD Merger Sub, LLC bank term loan FRN 8.50%, 8/18/24		560,000	574,000

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19		835,177	834,133

			14,956,704
Consumer staples (0.3%)

Del Monte Foods, Inc. bank term loan FRN 8.45%, 8/18/21		990,000	702,900

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.314%, 9/7/23		1,316,700	1,323,755

			2,026,655
Energy (0.7%)

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21		1,745,000	1,885,691

FTS International, Inc. bank term loan FRN Ser. B, 5.75%, 4/16/21		1,185,000	1,135,625

MEG Energy Corp. bank term loan FRN 4.50%, 12/31/23		435,000	437,020

Western Refining, Inc. bank term loan FRN Ser. B2, 5.50%, 6/23/23		365,050	366,419

			3,824,755
Financials (0.1%)

UFC Holdings, LLC bank term loan FRN 5.00%, 8/18/23		488,775	492,074

			492,074
Health care (0.3%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21		492,188	490,957

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21		881,100	716,995

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21		312,708	314,076

			1,522,028
Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B7, 6.282%, 5/29/20 (In default)(NON)		1,422,408	1,129,036

Krono's, Inc. bank term loan FRN 9.284%, 11/1/24		790,000	814,441

Krono's, Inc. bank term loan FRN 5.034%, 11/1/23		625,000	631,185

			2,574,662
Utilities and power (0.1%)

Energy Transfer Equity LP bank term loan FRN Ser. B, 3.529%, 2/2/24		640,000	641,943

			641,943

Total senior loans (cost $33,408,469)			$32,260,565

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
		Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26		$1,040,000	$1,251,900

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		449,000	1,034,103

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20		797,000	868,730

Total convertible bonds and notes (cost $2,292,114)			$3,154,733

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tervita Corp. Class A (Canada)		1,946	$15,750

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)		54,577	73,679

Total common stocks (cost $85,035)			$89,429

SHORT-TERM INVESTMENTS (2.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.76%(AFF)	Shares	15,459,044	15,459,044

U.S. Treasury Bills 0.468%, 3/23/17(SEGCCS)		$247,000	$246,939

U.S. Treasury Bills 0.492%, 3/2/17		2,000	2,000

Total short-term investments (cost $15,707,974)			$15,707,983

TOTAL INVESTMENTS

Total investments (cost $530,367,240)(b)			$542,856,772

FORWARD CURRENCY CONTRACTS at 2/28/17 (aggregate face value $1,890,560) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Sell	4/19/17	$486,250	$480,761	$(5,489)
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/16/17	424,254	433,620	9,366
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/19/17	992,761	976,179	(16,582)

Total						$(12,705)

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$280,887	$7,883,370	12/20/21	500 bp	$(405,708)

	Total		$280,887	$(405,708)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $554,915,978.
(b)	The aggregate identified cost on a tax basis is $530,592,664, resulting in gross unrealized appreciation and depreciation of $23,411,134 and $11,147,026, respectively, or net unrealized appreciation of $12,264,108.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	23,309,787	38,523,446	46,374,189	31,788	15,459,044
	Totals	$23,309,787	$38,523,446	$46,374,189	$31,788	$15,459,044
(SEGCCS)
This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,909,630 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, and to hedge market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $22,071 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$15,750	$—
Utilities and power	—	73,679	—
Total common stocks	—	89,429	—
Convertible bonds and notes	—	3,154,733	—
Corporate bonds and notes	—	491,643,862	200
Senior loans	—	32,260,565	—
Short-term investments	15,459,044	248,939	—

Totals by level	$15,459,044	$527,397,528	$200

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(12,705)	$—
Credit default contracts	—	(686,595)	—

Totals by level	$—	$(699,300)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any , did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$686,595
Foreign exchange contracts	9,366	22,071

Total	$9,366	$708,666

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,400,000
Centrally cleared credit default contracts (notional)		$7,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—
	Forward currency contracts#	—	—	9,366	—	9,366

	Total Assets	$—	$—	$9,366	$—	$9,366

	Liabilities:
	Centrally cleared credit default contracts§	—	2,795	—	—	2,795
	Forward currency contracts#	5,489	—	—	16,582	22,071

	Total Liabilities	$5,489	$2,795	$—	$16,582	$24,866

	Total Financial and Derivative Net Assets	$(5,489)	$(2,795)	$9,366	$(16,582)	$(15,500)
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$(5,489)	$(2,795)	$9,366	$(16,582)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017